Accounting Policy Updates and Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Accounting Policy Updates and Recent Accounting Pronouncements

(2)    Accounting Policy Updates and Recent Accounting Pronouncements

(a)	Basis of Presentation

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (“2020 Form 20-F”) filed with the Securities and Exchange Commission on March 18, 2021.

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and disclosure of contingent assets and liabilities in the financial statements. The Company’s management evaluates its estimates on an ongoing basis, including those related to container rental equipment, containers held for sale, allowance for credit losses, income taxes and accruals. Actual results could differ from those estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of only normal and recurring adjustments) necessary to present fairly the Company’s condensed consolidated balance sheet as of March 31, 2021, the Company’s condensed consolidated statements of operations for the three months ended March 31, 2021 and 2020, condensed consolidated statements of comprehensive income (loss) for the three months ended March 31, 2021 and 2020, condensed consolidated statements of shareholders’ equity for the three months ended March 31, 2021 and 2020 and condensed consolidated statements of cash flows for the three months ended March 31, 2021 and 2020. These condensed consolidated financial statements are not necessarily indicative of the results of operations or cash flows that may be reported for the remainder of the fiscal year ending December 31, 2021.

(b)	Principles of Consolidation and Variable Interest Entity

The condensed consolidated financial statements of the Company include TGH and all of its subsidiaries in which the Company has a controlling financial interest. All significant intercompany accounts and balances have been eliminated in consolidation.

TAP Funding

TAP Funding Ltd. (“TAP Funding”) (a Bermuda company) was a joint venture between the Company’s wholly-owned subsidiary, Textainer Limited (“TL”) (a Bermuda company) and TAP Ltd. (“TAP”) in which TL owned 50.1%, TAP owned 49.9% of the common shares of TAP Funding, and TAP Funding was a voting interest entity (“VME”). The Company consolidated TAP Funding as the Company had a controlling financial interest in TAP Funding. In January 2021, the Company completed the acquisition of 49.9% of the common shares of TAP Funding from TAP Ltd. for a total purchase price consideration of $21,500. After the acquisition of the noncontrolling interest (“NCI”), the Company owns 100% of TAP Funding and TAP Funding became a wholly owned subsidiary of the Company. The Company accounted for this equity transaction as a reduction in the related NCI, and the difference between the carrying value of the NCI on January 1, 2021 and the cash consideration was recognized as an increase in additional paid-in capital (“APIC”) by $7,022.

Prior to the acquisition of the NCI, the equity owned by TAP in TAP Funding was shown as NCI on the Company’s condensed consolidated balance sheet as of December 31, 2020 and the net income (loss) was shown as net income (loss) attributable to the NCI on the Company’s condensed consolidated statements of operations for the three months ended March 31, 2020. After the capital restructuring, there is no NCI in TAP Funding on the Company’s condensed consolidated balance sheet as of March 31, 2021 and there is no net income (loss) attributable to the NCI on the Company’s condensed consolidated statements of operations for the three months ended March 31, 2021.

(c)	Containers

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the Company’s containers from the manufacturer to the containers’ first destined port. Containers are depreciated using the straight-line method over their estimated useful lives to an estimated dollar residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated dollar residual value.

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,535,540	$(440,838)	$1,094,702	$1,532,753	$(428,913)	$1,103,840
40'	143,096	(55,718)	87,378	144,881	(55,154)	89,727
40' high cube	3,047,156	(698,167)	2,348,989	2,717,384	(672,416)	2,044,968
45' high cube	34,444	(13,038)	21,406	27,880	(12,747)	15,133
Refrigerated containers:
20'	19,997	(8,749)	11,248	20,164	(8,493)	11,671
20' high cube	1,720	(1,283)	437	2,605	(1,742)	863
40' high cube	1,112,362	(414,542)	697,820	1,103,817	(398,721)	705,096
Open top and flat rack containers:
20' folding flat	16,967	(5,055)	11,912	17,228	(5,132)	12,096
40' folding flat	48,727	(18,060)	30,667	49,167	(18,275)	30,892
20' open top	13,243	(1,875)	11,368	13,253	(1,790)	11,463
40' open top	22,658	(4,782)	17,876	22,271	(4,738)	17,533
Tank containers	95,005	(12,800)	82,205	93,240	(11,470)	81,770
Total containers	$6,090,915	$(1,674,907)	$4,416,008	$5,744,643	$(1,619,591)	$4,125,052

See Note 4 “Managed Container Fleet” for information on the managed fleet containers included above.

Impairment of Container Rental Equipment

The Company reviews its containers for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the containers to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment of the Company’s leasing equipment for the three months ended March 31, 2021 and 2020.

Write-Off (Recoveries) of Container Rental Equipment due to Lessees in Default

The Company evaluates the recoverability of the recorded amounts of containers that are unlikely to be recovered from lessees in default. During the three months ended March 31, 2021 and 2020, the Company recorded gains of $7,577 and $1, respectively, associated with recoveries on containers previously estimated as lost with lessees in default, offset by impairment charges of $1,865 and $0, respectively, to write-off containers that were unlikely to be recovered from lessees in default. The net gain of $7,577 during the three months ended March 31, 2021 was due to the reinstatement of containers with a previously insolvent and bankrupt lessee which had been written off in 2019, resulting from a successful exit by the lessee from bankruptcy. These amounts are recorded in the condensed consolidated statements of operations as “container lessee default recovery, net”.

Impairment of Containers Held for Sale

Containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell. The Company records impairment to write-down the value of containers held for sale to their estimated fair value, less cost to sell, under observable (Level 2) market inputs. The fair value was estimated based on recent gross sales proceeds for sales of similar types of containers in the locations in which the containers are stored. When containers are sold or otherwise retired, the cost and related accumulated depreciation are removed, and any resulting gain or loss is recognized. The carrying value of containers held for sale that have been impaired to write down the value of the containers to their estimated fair value less cost to sell was $1,650 and $5,845 as of March 31, 2021 and December 31, 2020, respectively.

Subsequent additions or reductions to the fair values of these written down assets are recorded as adjustments to the carrying value of the containers held for sale. Any subsequent increase in fair value less costs to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized. During the three months ended March 31, 2021 and 2020, the Company recorded container impairment (reversals) charges of $(839) and $4,586, respectively, to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale due to rising used container prices. The impairment (reversals) charges are included in “depreciation expense” in the condensed consolidated statements of operations.

(d)	Concentrations

The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees.

Except for the lessees noted in the tables below, no other single lessee made up greater than 10% of the Company’s lease rental income from its owned fleet for the three months ended March 31, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its owned fleet as of March 31, 2021 and December 31, 2020:

	Three Months Ended
	March 31,
Lease Rental Income - owned fleet	2021	2020
Customer A	20.5%	16.9%
Customer B	17.8%	6.7%
Customer C	12.0%	13.2%

Gross Accounts Receivable- owned fleet	March 31, 2021	December 31, 2020
Customer A	29.2%	30.3%
Customer B	11.7%	10.3%
Customer C	12.2%	12.9%

Total fleet lease rental income, as reported in the condensed consolidated statements of operations, comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three months ended March 31, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its total fleet as of March 31, 2021 and December 31, 2020.

	Three Months Ended
	March 31,
Lease Rental Income - total fleet	2021	2020
Customer A	19.8%	16.5%
Customer B	17.4%	6.7%
Customer C	12.3%	14.4%

Gross Accounts Receivable- total fleet	March 31, 2021	December 31, 2020
Customer A	36.5%	37.7%
Customer B	9.3%	16.7%
Customer C	11.7%	11.6%

(e)   Net Income (Loss) Attributable to Textainer Group Holdings Limited Common Shareholders Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) attributable to Textainer Group Holdings Limited common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units (“RSU”) and performance restricted share units (“PSU”) were converted into, common shares. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended
	March 31,
Share amounts in thousands	2021	2020
Numerator:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$62,050	$(4,379)
Denominator:
Weighted average common shares outstanding - basic	50,150	56,455
Dilutive share options, RSU and PSU	715	—
Weighted average common shares outstanding - diluted	50,865	56,455
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$1.24	$(0.08)
Diluted	$1.22	$(0.08)

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	697	2,147

Given that the Company had a net loss attributable to Textainer Group Holdings Limited common shareholders for the three months ended March 31, 2020, there was no dilutive effect of share options and RSU as of such date.

(f)	Fair Value Measurements

As of March 31, 2021 and December 31, 2020, the carrying amounts of cash and cash equivalents, restricted cash, accounts receivable and payable, due from affiliates, net, container contracts payable and due to container investors, net, approximate their fair values due to the short-term nature of these financial instruments. See Note 2 (c) “Containers” and Note 9 “Debt and Derivative Instruments” for further discussions on fair value of containers held for sale and fair value of derivative instruments, respectively.

At March 31, 2021 and December 31, 2020, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,064,927 and $856,392 at March 31, 2021 and December 31, 2020, respectively, compared to book values of $1,070,620 and $879,960 at March 31, 2021 and December 31, 2020, respectively. The fair value of container leaseback financing receivable (including the short-term balance) was approximately $366,534 and $363,774 at March 31, 2021 and December 31, 2020, respectively, compared to book values of $363,754 and $363,868 at March 31, 2021 and December 31, 2020, respectively. The fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $4,325,580 and $4,144,332 at March 31, 2021 and December 31, 2020, respectively, compared to book values of $4,294,426 and $4,115,344 at March 31, 2021 and December 31, 2020, respectively.

(g)	Recently Issued Accounting Standards

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). In January 2021, the FASB also issued Accounting Standards Update No 2021-01, Reference Rate Reform: Scope (“ASU 2021-01”), which expands the scope of Topic 848. The amendments provide optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met, that reference LIBOR or another rate that is expected to be discontinued due to reference rate reform. The amendments in ASU 2020-04 and ASU 2021-01 are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company will continue its review of the debt and derivative agreements during the transition period until the LIBOR cessation by the end of June 2023. The Company expects the adoption of this guidance will not have a material impact on the Company’s condensed consolidated financial statements.

There were no changes to the Company’s significant accounting policies during the three months ended March 31, 2021. For further discussion on the Company’s accounting policies, please refer to Note 1 “Nature of Business and Summary of Significant Accounting Polices” in Item 18, “Financial Statements” in our 2020 Form 20-F.